Pensions (Tables)	12 Months Ended
Dec. 31, 2019
Pensions [Abstract]
Calculation of Annual Pension Costs
Calculation of this year’s pension costs:

(Dollars in thousands)
Calculation of this year’s pension costs:	2019	2018	2017
Current service cost	406	403	329
Financial costs	14	10	6
Pension costs for the year	420	413	335

Amount Recognized in Statement of Financial Position
The amounts recognized in the statement of financial position at the reporting date are as follows:

	2019	2018	2017
Present value of the defined benefit obligation	2,494	1,971	1,481
Fair value of plan assets	1,788	1,614	1,266
Net pension obligation	707	357	215
Remeasurement loss/(gain)	(287)	182	211
Net balance sheet recorded pension liability December 31	420	539	425

Change in Gross Pension Obligation

Change in gross pension obligation:
Gross obligation January 1	2,090	1,708	1,111
Current service cost	401	398	325
Interest charge on pension liabilities	54	42	31
Past service cost - curtailment/plan amendment	-	-	-
Settlement (gain)	-	-	-
Social security expenses	(31)	(57)	(44)
Remeasurements loss/(gain)	(1,055)	119	227
Exchange rate differences	(21)	(119)	58
Gross pension obligation December 31	1,439	2,090	1,708

Change in Gross Pension Assets

Change in gross pension assets:
Fair value plan asset January 1	1,551	1,282	886
Interest income	36	27	20
Settlement	-	-	-
Employer contribution	216	404	313
Remeasurements (loss)/gain	(768)	(63)	16
Exchange rate differences	(16)	(99)	47
Fair value plan assets December 31	1,019	1,551	1,282

Pension Contributions Assumptions
The Company expects to contribute $228 thousand to its defined benefit pension plan in 2020.

Assumptions	2019	2018	2017
Discount rate	2.30%	2.60%	2.40%
Yield on pension assets	2.30%	2.60%	2.40%
Wage growth	2.25%	2.75%	2.50%
G regulation*	2.00%	2.50%	2.25%
Pension adjustment	0.50%	0.80%	0.50%
Average remaining service period	19	18	18

*Increase of social security base amount (“G”) as per Norwegian regulations.